UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3696
Reserve Tax-Exempt Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	6/1/2004 - 8/31/2004

RESERVE TAX-EXEMPT TRUST-INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004  (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS-99.3%	Value

	ARIZONA-2.8%
$5,100,000	Apache County IDA for Tucson Electric Power Co., 1.31% to 1.40%, 12/15/18(a)	$5,100,000
2,000,000	Apache County IDA for Tucson Electric Power Co., 1.40%, 12/1/20(a)	2,000,000
3,700,000	Arizona HCF for Royal Oaks, 1.33%, 3/1/27(a)	3,700,000
1,000,000	Phoenix IDR for Del Mar Terrace, 1.33%, 10/1/29(a)	1,000,000
3,400,000	Pima County IDA for Tucson Electric Power Co., Series A, 1.31%, 12/1/22(a)	3,400,000
1,000,000	Yuma IDA for El Encanto Apt., MFH, 1.34%, 4/15/33(a)	1,000,000
		16,200,000

	CALIFORNIA-12.3%
6,600,000	California Statewide for Covenant Retirement Community, 1.31%, 12/1/25(a)	6,600,000
3,747,000	California Water Department Reserve Powersupply, Series B-4, 1.34%, 5/1/22(a)	3,747,000
18,700,000	California Water Department Reserve Powersupply, Series B-6, 1.33%, 5/1/22(a)	18,700,000
6,400,000	California Water Department Reserve Powersupply, Series C-9, 1.32%, 5/1/22(a)	6,400,000
850,000	California Water Department Reserve Powersupply, Series C-15, 1.33%, 5/1/22(a)	850,000
853,000	Irvine Improvement Bond Act of 1915 Assessment District 00-18, 1.33%, 9/2/26(a)	853,000
2,300,000	Irvine Improvement Bond Act of 1915 Assessment District 87-8, 1.33%, 9/2/24(a)	2,300,000
2,137,000	Irvine Improvement Bond Act of 1915 Assessment District 94-13, 1.33%, 9/2/22(a)	2,137,000
1,800,000	Irvine Ranch Water District, 1.33%, 10/1/10(a)	1,800,000
600,000	Kern County COP, Series A, 1.32%, 8/1/06(a)	600,000
1,600,000	Metropolitan Water District for Southern California Waterworks, Series C-2, 1.29%, 7/1/36(a)	1,600,000
6,000,000	Orange County HDC for the Lakes, Series A, 1.34%, 12/1/06(a)	6,000,000
18,000,000	Riverside CFD, Special Tax # 88-4, 1.32%, 9/1/14(a)	18,000,000
154,770	Santa Ana USD, 1.32%, 7/1/15(a)	154,770
		69,741,770

	COLORADO-0.6%
700,000	Arapahoe County for Sratford State College, 1.30%, 11/1/17(a)	700,000
600,000	Broomfield IDA for Buckeye Investments, 1.35%, 12/1/09(a)	600,000
1,045,000	Colorado ECFA for YMCA Metropolitan Denver, 1.32%, 7/1/18(a)	1,045,000
1,000,000	Colorado Education Authority for Denver Art Museum, 1.32%, 1/1/33(a)	1,000,000
		3,345,000

	CONNECTICUT-4.4%
1,160,000	Connecticut DAR for Independent Living, 1.33%, 7/1/15(a)	1,160,000
390,000	Connecticut DAR for Pierce Memorial Baptist, 1.26%, 10/1/28(a)	390,000
1,200,000	Connecticut HEFA for Hotchkiss School, Series A, 1.29%, 7/1/30(a)	1,200,000
300,000	Connecticut HEFA for Klingberg Family Center, 1.32%, 7/1/32(a)	300,000
300,000	Connecticut HEFA for Middlesex Hospital, Series J, 1.31%, 7/1/26(a)	300,000
300,000	Connecticut HEFA for Raphael Hospital, Series J, 1.30%, 7/1/22(a)	300,000
245,000	Connecticut HEFA for United Methodist Homes, Series A, 1.31%, 7/1/31(a)	245,000
15,000,000	Connecticut HEFA for Yale University, Series T-2, 1.20%, 7/1/29(a)	15,000,000
400,000	Connecticut HEFA for Yale University, Series T-2, 1.38%, 7/1/36(a)	400,000
100,000	Connecticut HFA, Series D-3, 1.30%, 5/15/18(a)	100,000
200,000	Connecticut Special Tax for Transportation Infrastructure, Series 1, 1.32%, 9/1/20(a)	200,000
2,200,000	Connecticut State GO, Series 1-A, 1.35%, 2/15/21(a)	2,200,000
800,000	Connecticut State GO, Series 97-B, 1.35%, 5/15/14(a)	800,000
1,000,000	Hartford Redev. Agency MHR for Underwood Towers Project, 1.32%, 6/1/20(a)	1,000,000
950,000	New Canaan Housing Authority for Village at Waveny Care Center, 1.31%, 1/1/22(a)	950,000
500,000	North Canaan HFA for Geer Woods, 1.31%, 8/1/31(a)	500,000
		25,045,000

	DISTRICT OF COLUMBIA-0.5%
3,000,000	District of Columbia GO, Series D-2, 1.34%, 6/1/26(a)	3,000,000

	FLORIDA-5.6%
11,800,000	Alachua County HFA for Oak Hammock University, 1.35%, 10/1/32(a)	11,800,000
210,000	Broward County HFA for Jacaranda Village Apartments, 1.33%, 9/1/22(a)	210,000
400,000	Broward County HFA for Multi-Family Margate, 1.33%, 11/1/05(a)	400,000
1,400,000	Capital Finance Authority for Glenridge Palmer Ranch, 1.35%, 6/1/12(a)	1,400,000
2,700,000	Collier County for Cleveland Health Clinic, Series C-1, 1.31%, 1/1/35(a)	2,700,000
300,000	Duval County HFA for Lighthouse Bay Apartments, 1.32%, 12/1/32(a)	300,000
5,950,000	Florida State Municipal Power for Stanton, 1.35%, 10/1/19(a)	5,950,000
1,500,000	Lakeland Energy System Revenue, 1.31%, 10/1/37(a)	1,500,000
200,000	Lee County IDA HFA for Cypress Cove Healthpark, Series B, 1.34%, 10/1/07(a)	200,000
810,000	Manatee County PCR for Florida Power & Light Co., 1.33%, 9/1/24(a)	810,000
305,000	Orange County for YMCA, Series A, 1.38%, 5/1/27(a)	305,000
500,000	Palm Beach County for Norton Gallery School of Art, 1.30%, 5/1/30(a)	500,000
300,000	Palm Beach County for Raymond F Kravis Center, 1.28%, 7/1/32(a)	300,000
200,000	Pinellas County HFA for Foxbridge Apartments, 1.34%, 6/15/25(a)	200,000
3,600,000	Putnam County Dev. Auth. PCR for Florida Power & Light Co., 1.33%, 9/1/24(a)	3,600,000
500,000	Sarasota County HFA for Bay Village, 1.38%, 12/1/23(a)	500,000
1,200,000	University of Florida Athletic Association Stadium Project, 1.40%, 2/1/20(a)	1,200,000
165,000	Volusia County IDR for Easter Seal Society of Volusia, 1.43%, 9/1/21(a)	165,000
		32,040,000

	GEORGIA-0.2%
1,248,493	Georgia Muni Assoc. Pool Bd. COP, 1.39%, 12/15/20(a)	1,248,493

	HAWAII-2.1%
11,700,000	Honolulu City & County GO, Series 2001-C, 1.18%, 12/1/13(b)	11,700,000

	IOWA-0.2%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center, 1.35%, 8/1/15(a)	1,000,000

	ILLINOIS-2.3%
1,000,000	Chicago WSR, 1.35%, 11/1/30(a)	1,000,000
3,000,000	Illinois DFA for Jewish Council Youth Services, 1.38%, 9/1/28(a)	3,000,000
5,000,000	Illinois DFA for Learning Charter School, 1.38%, 9/1/33(a)	5,000,000
700,000	Illinois DFA for WBEZ Alliance, 1.35%, 3/1/29(a)	700,000
400,000	Illinois HCF for Memorial Health Systems, 1.40%, 10/1/22(a)	400,000
1,700,000	McCook County for Saint Andrews, 1.35%, 12/1/21(a)	1,700,000
1,265,000	Streamwood for Olde Church Centre, 1.45%, 12/1/14(a)	1,265,000
		13,065,000

	INDIANA-0.4%
1,500,000	Logansport EDA for Modine Manufacturing Co., 1.44%, 1/1/08(a)	1,500,000
500,000	Marshall County EDA for Culver Foundation, 1.35%, 1/1/35(a)	500,000
		2,000,000

	KENTUCKY-2.2%
7,700,000	Ashland PCR for Ashland Oil, 1.25%, 4/1/09(a)	7,700,000
4,900,000	Lexington Fayette Educational Building Revenue, 1.34%, 9/1/22(a)	4,900,000
		12,600,000

	LOUISIANA-3.5%
1,722,000	East Baton Rouge for Rhone-Poulenc Inc., 1.36% - 1.38%, 12/1/11(a)	1,722,000
992,000	Lake Charles District Revenue for Conoco, Series A, 1.36%, 9/1/29(a)	992,000
992,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 1.35%, 8/1/07(a)	992,000
983,000	Louisiana Environmental Facilities Community DAR, Series A, 1.34%, 11/01/34(a)	983,000
84,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC Series A, 1.36%, 9/1/14(a)	84,000
4,000,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A 1.35%, 9/1/17(a)	4,000,000
4,498,000	Louisiana PFA for Equip. & Capital Facilities, Series-A 1.39%, 7/1/28(a)	4,498,000
192,000	Louisiana PFA for Kenner Hotel Ltd., 1.32%,12/1/15(a)	192,000
92,000	Louisiana PFA, Multi-family, 1.35%, 6/15/31(a)	92,000
1,392,000	Louisiana University for Agriculture & Mechanical College, 1.32%, 7/1/30(a)	1,392,000
4,992,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.33%, 7/1/18(a)	4,992,000
92,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.31%, 7/1/21(a)	92,000
		20,031,000

	MASSACHUSETTS-8.7%
785,000	Massachusetts DFA for Bedford Notre Dame Health Care, 1.40%, 10/1/29(a)	785,000
200,000	Massachusetts DFA for Jewish High School, 1.32%, 6/1/32(a)	200,000
455,000	Massachusetts DFA for Smith College, 1.32%, 7/1/24(a)	455,000
400,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 1.31%, 10/15/11(a)	400,000
10,500,000	Massachusetts GO, Series 97-B, 1.30%, 9/1/16(a)	10,500,000
135,000	Massachusetts HEFA for Becker College, Series A-2, 1.33%, 7/1/09(a)	135,000
100,000	Massachusetts HEFA for Berklee College of Music, Series D, 1.25%, 10/1/27(a)	100,000
20,000,000	Massachusetts HEFA for Harvard University, Series B, 1.30%, 2/1/34(a)	20,000,000
4,700,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.32%, 11/1/30(a)	4,700,000
200,000	Massachusetts HEFA for Wellesley College, Series E, 1.34%, 7/1/22(a)	200,000
200,000	Massachusetts HEFA for Williams College, Series E, 1.33%, 8/1/14(a)	200,000
300,000	Massachusetts HFA for Multifamily Housing, 1.33%, 1/15/10(a)	300,000
130,000	Massachusetts IFA for Lowell Mills Association, Series 95, 1.34%, 12/1/20(a)	130,000
200,000	Massachusetts WRA, Series 99-B, 1.30%, 8/1/28(a)	200,000
5,200,000	Massachusetts WRA, Series B, 1.34%, 4/1/28(a)	5,200,000
1,700,000	Massachusetts WRA, Series C, 1.34%, 8/1/37(a)	1,700,000
3,700,000	Massachusetts WRA, Series D, 1.35%, 8/1/17(a)	3,700,000
800,000	Massachusetts WSR, Series A, 1.30% 11/01/24(a)	800,000
		49,705,000

	MARYLAND-3.2%
1,000,000	Anne Arundel County Multi-family Rev. for Mill Pond Apt., 1.24%, 10/1/33(a)	1,000,000
1,000,000	Baltimore Housing for Spring Hill, 1.35%, 9/20/28(a)	1,000,000
1,000,000	Baltimore IDA City Council, 1.35%, 8/1/16(a)	1,000,000
1,120,000	Elkton Rev. for Highway Sevice Ventures, 1.33%, 11/1/14(a)	1,120,000
4,000,000	Howard County for Vantage House Facility, Series A, 1.33% 6/1/32(a)	4,000,000
1,200,000	Howard County Multi-Family for Sherwood Crossing Apt., 1.32% 7/15/33(a)	1,200,000
1,300,000	Maryland HEFA Pooled Loan Program, Series 1985, 1.31%, 4/1/35(a)	1,300,000
1,370,000	Maryland HEFA Pooled Loan Program, Series D, 1.33%, 1/1/29(a)	1,370,000
1,000,000	Maryland State Health & Higher Education for Carnegie Institute, 1.30%, 10/1/37(a)	1,000,000
1,975,000	Maryland State Health & Higher Education for Trinity College, 1.33%, 11/1/26(a)	1,975,000
2,000,000	Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 1.28%, 7/1/13(a)	2,000,000
1,000,000	Montgomery County EDA for Riderwood Village Inc., 1.35%, 3/1/34(a)	1,000,000
		17,965,000

	MICHIGAN-2.8%
253,000	Detroit EDC for Water Front Recreation, Series A, 1.33%, 5/1/09(a)	253,000
305,000	Garden City Hospital Finance Authority, Series 96-A, 1.36%, 9/1/26(a)	305,000
480,000	Gaylord Hospital for Otsego Memorial Hospital, 1.34%, 12/1/26(a)	480,000
3,000,000	Green Lake Township EDA for Interlocken Center, 1.30%, 6/1/27(a)	3,000,000
1,400,000	Jackson County EDC for Thrifty Leoni Inc., 1.25%, 12/1/14(a)	1,400,000
800,000	Jackson County EDC for Vista Grande Villa, Series A, 1.36%, 11/1/31(a)	800,000
3,950,000	Michigan HDA for Berrien Woods, Series A, 1.42%, 7/1/32(a)	3,950,000
500,000	Michigan HDA for Parks of Taylor Apt., Series A, 1.34%, 8/15/32(a)	500,000
100,000	Michigan HDA for Pine Ridge Obligation Ltd., 1.35%, 10/1/07(a)	100,000
100,000	Michigan HDA for United Jewish Foundation, 1.35%, 6/1/25(a)	100,000
300,000	Michigan HDA, Series B, 1.35%, 4/1/19(a)	300,000
2,700,000	Michigan State GO, 2.00%, 9/30/04(b)	2,702,109
400,000	Michigan Strategic Fund for Clark Retirement Community, 1.30%, 6/1/31(a)	400,000
740,000	Michigan Strategic Fund for Peachwood Center Association, 1.33%, 6/1/16(a)	740,000
300,000	Oakland University, 1.32%, 3/1/31(a)	300,000
600,000	Woodhaven Brownstown School District, Series B, 1.50%, 5/1/34(a)	600,345
		15,930,454

	MINNESOTA-2.1%
145,000	Andover Senior Housing for Presbyterian Homes, 1.33%, 11/15/33(a)	145,000
400,000	Arden Hills Housing HCF for Presbyterian Homes, 1.40%, 9/1/29(a)	400,000
340,000	Brooklyn Center for Brookdale Corp., Series II, 1.40%, 12/1/14(a)	340,000
445,000	Burnsville IDA for Super Value Stores, 1.50%, 12/1/13(a)	445,000
565,000	Cohasset for Minnesota Power & Light, 1.35%, 6/1/13(a)	565,000
2,600,000	Duluth Tax for Lake Superior Paper, 1.30%, 9/1/10(a)	2,600,000
186,000	Hennepin County, Series B, 1.17%, 12/1/20(a)	186,000
530,000	Hennepin County, Series C, 1.17%, 12/1/10(a)	530,000
940,000	Mankato Multi-family Revenue for Highland Park, 1.40%, 5/1/27(a)	940,000
310,000	Mankato Revenue for Bethany Lutheran College, 1.40%, 11/1/15(a)	310,000
1,370,000	Minneapolis for Seven Corners, 1.27%, 11/1/31(a)	1,370,000
1,500,000	Minnesota HEFA for St. Olaf College, Series 5-H, 1.35%, 10/1/30(a)	1,500,000
120,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 1.35%, 10/1/32(a)	120,000
261,000	Regents University, Series A, 1.35%, 7/1/08(a)	261,000
180,000	Roseville Commercial Development for Berger Transfer & Storage, 1.27%, 12/1/15(a)	180,000
1,160,000	Roseville Private School Facility Revenue for Northwestern College, 1.40%, 11/1/22(a)	1,160,000
40,000	St. Louis Park Revenue for Catholic Finance Corp., 1.35%, 10/1/25(a)	40,000
50,000	St. Paul Housing & Redev. Authority District Heating Revenue, 1.30%, 12/1/12(a)	50,000
960,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.33%, 10/1/33(a)	960,000
		12,102,000

	MISSOURI-0.0%
255,000	Platte County IDR for Platte Care Facility, 1.65%, 10/1/10 (a)	255,000

	NEBRASKA-0.1%
390,000	Buffalo County GO, Series 85, 1.49%, 2/1/15(a)	390,000

	NEW HAMPSHIRE-0.6%
3,360,000	New Hampshire HEFA for Exeter Hospital, Series B, 1.32%, 10/1/23(a)	3,360,000

	NEW JERSEY-8.1%
750,000	Atlantic County Pooled Government Loan Program, 1.33%, 7/1/26(a)	750,000
175,000	Jersey City IDA for Dixon Mills Apartments, 1.33%, 5/15/30(a)	175,000
100,000	New Jersey EDA for Bayonne Dock, 1.34%, 12/1/27(a)	100,000
275,000	New Jersey EDA for Catholic Community Services, 1.41%, 11/1/13(a)	275,000
305,000	New Jersey EDA for Church & Dwight, 1.33%, 12/1/08(a)	305,000
200,000	New Jersey EDA for Crowley Liner, 1.30%, 4/1/13(a)	200,000
600,000	New Jersey EDA for Foreign Trade, Series 98, 1.36%, 12/1/07(a)	600,000
1,500,000	New Jersey EDA for International Drive Partner, 1.30%, 9/1/05(a)	1,500,000
650,000	New Jersey EDA for RJB Associates, ERN, 1.27%, 8/1/08(a)	650,000
2,270,000	New Jersey EDA for US Golf Association, 1.27%, 5/1/23(a)	2,270,000
4,000,000	New Jersey for Hospital Capital Asset, Series C, 1.32%, 7/1/35(a)	4,000,000
780,000	New Jersey for Saint Barnabas, Series 2001-A, 1.30%, 7/1/31(a)	780,000
2,200,000	New Jersey Turnpike Authority, Series 91-D, 1.28%, 1/1/18(a)	2,200,000
30,700,000	New Jersey Turnpike Authority, Series C-1, 1.34%, 1/1/24(a)	30,700,000
1,815,000	Port Authority of New York & New Jersey Special Obligation Revenue, 1.34%, 8/1/24(a)	1,815,000
		46,320,000

	NEW YORK-11.4%
970,000	Franklin County IDA Civic Facility for Trudeau Institute, 1.32%, 12/1/20(a)	970,000
2,600,000	Guilderland IDA for Eastern Industrial Park, 1.32%, 12/1/08(a)	2,600,000
75,000	Long Island Power Authority New York Electric System Revenue, Series 3-B, 1.33%, 5/1/33(a)	75,000
3,400,000	New York City Cultural Revenue for Alvin Ailey Dance Foundation, 1.25%, 7/1/33(a)	3,400,000
2,500,000	New York City GO, Series A-4, 1.30%, 8/1/22(a)	2,500,000
3,250,000	New York City GO, Series A-5, 1.32%, 8/1/15(a)	3,250,000
9,000,000	New York City GO, Series C-4, 1.32%, 8/1/20(a)	9,000,000
2,000,000	New York City, GO Series E-4, 1.33%, 8/1/21(a)	2,000,000
1,600,000	New York City GO, Series F-4, 1.33%, 2/15/20(a)	1,600,000
6,445,000	New York City GO, Series H-2, 1.32%, 8/1/10(a)	6,445,000
7,600,000	New York City HDC for Monterey, Series A, 1.32%, 11/15/19(a)	7,600,000
3,100,000	New York City IDA for American Civil Liberties, 1.30%, 6/1/12(a)	3,100,000
1,000,000	New York City IDA for Childrens Oncology Society, 1.33%, 5/1/21(a)	1,000,000
8,800,000	New York City LGAC, Series B, C, D & F, 1.32% to 1.35%, 4/1/25(a)	8,800,000
4,000,000	New York State HFA for 10 Liberty Street, 1.32%, 11/1/35(a)	4,000,000
2,010,000	New York State HFA for Bleecker Terrace Apt., 1.32%, 7/1/15(a)	2,010,000
2,300,000	New York State HFA for Liberty View, Series A, 1.32%, 11/15/19(a)	2,300,000
3,650,000	New York State HFA, Series C, 1.32%, 3/15/26(a)	3,650,000
400,000	Yonkers IDA Civic Facility for Consumers Union, 1.29%, 7/1/21(a)	400,000
		64,700,000

	NORTH CAROLINA-0.3%
700,000	North Carolina EFA for Cardinal Gibbons, 1.33%, 8/1/14(a)	700,000
1,100,000	North Carolina Medical Care Community for Stanley Total Living Center, 1.38%, 4/1/18(a)	1,100,000
		1,800,000

	OHIO-10.6%
4,500,000	Akron Bath Copley HDR for Summa Health System, Series B, 1.34%, 11/1/34(a)	4,500,000
200,000	Butler County Healthcare Facility for Lifesphere, 1.35%, 5/1/27(a)	200,000
700,000	Centerville Health for Bethany Lutheran, 1.36%, 5/1/08(a)	700,000
500,000	Cleveland Airport System Revenue, Series C, 1.35%, 1/1/31(a)	500,000
2,400,000	Columbus Tax Increment for Brewery District, Series B, 1.05 to 1.32%, 8/1/22(a)	2,400,000
100,000	Columbus Tax Increment for Lyra Gemini Polaris, 1.34%, 8/1/11(a)	100,000
3,600,000	Cuyahoga County EDA for Cleveland Botanical Gardens, 1.36%, 7/1/31(a)	3,600,000
4,000,000	Cuyahoga County for Cleveland Health Clinic Series B-1, 1.35%, 1/1/35(a)	4,000,000
2,500,000	Cuyahoga County for Cleveland Health Education Museum, 1.34%, 3/1/32(a)	2,500,000
500,000	Cuyahoga County HCF for Devon Oaks, 1.33%, 2/1/34(a)	500,000
3,650,000	Evandale County IDR for SHV Realty, Inc., 1.30%, 9/1/15(a)	3,650,000
1,000,000	Franklin County Community Network, 1.30%, 12/1/20(a)	1,000,000
15,700,000	Franklin County Hospital Revenue for Hospital U.S. Health Corporation, 1.30%, 12/1/20(a)	15,700,000
690,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96, 1.30%, 12/1/21(a)	690,000
325,000	Greene County IDA for Fairview Extended Care, Series B, 1.34%, 1/01/11(a)	325,000
1,810,000	Hamilton County HRB, 1.30%, 1/1/22(a)	1,810,000
460,000	Indian Hill EDA for Cincinnati Country Day School, 1.37%, 5/1/19(a)	460,000
1,500,000	Licking County HCF, 1.33%, 11/1/33(a)	1,500,000
300,000	Lorain County Independent Living for Elyria United Methodist, 1.35%, 6/1/22(a)	300,000
380,000	Lucas County for Toledo, 1.34%, 10/1/05(a)	380,000
120,000	Marion County Hospital Improvement, Pooled Lease Program, 1.36%, 11/1/21(a)	120,000
1,695,000	Middleburgh Heights for Southwest General Hospital, 1.36%, 8/15/22(a)	1,695,000
7,000,000	Ohio Air Quality DAR for Columbus Southern, Series C, 1.33%, 12/1/38(a)	7,000,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 1.35%, 2/1/14(a)	100,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series C, 1.36%, 6/1/23(a)	100,000
2,000,000	Ohio Higher EFA for Ashland University, 1.37%, 9/1/24(a)	2,000,000
900,000	Ohio WDA PCR for Cleveland Electric, Series B, 1.35%, 8/1/20(a)	900,000
975,000	Ottawa County HRB for Luther Home of Mercy, 1.44%, 10/1/17(a)	975,000
1,155,000	Stark County Port Authority HCF for Canton School, 1.44%, 2/1/27(a)	1,155,000
1,200,000	Summit County for Neighborhood Development Corp., 1.44%, 6/1/24(a)	1,200,000
500,000	Toledo City Services Special Assessment, 1.55%, 12/1/06(a)	500,000
		60,560,000

	OKLAHOMA-0.1%
500,000	Oklahoma City for Christian College, 1.57%, 7/1/15(a)	500,000

	OREGON-0.1%
500,000	Portland MFH for South Park, 1.32%, 12/1/11(a)		500,000

	PENNSYLVANIA-8.1%
100,000	Allegheny HDA for Dialysis Clinic, 1.33%, 12/1/19(a)		100,000
1,865,000	Allegheny HDA for Presbyterian University Hospital, 1.35%, 3/1/18(a)		1,865,000
155,000	Blair County IDR for Village of Penn State, Series C, 1.27%, 1/1/11(a)		155,000
3,400,000	Bucks County IDA, 1.30%, 7/1/15(a)		3,400,000
2,425,000	Bucks County IDA, 1.34%, 5/1/33(a)		2,425,000
459,000	Chartiers Valley IDA for 1133 Penn. Ave. Associates, Series A, 1.34%, 8/1/07(a)		459,000
3,600,000	Chester County IDA for Archdiocese of Philadelphia, 1.37, 7/1/31(a)		3,600,000
1,250,000	Delaware County IDR for Sun, Inc., 1.30%, 11/1/33(a)		1,250,000
100,000	Delaware Valley Finance Authority, Series A, 1.31%, 12/1/17(a)		100,000
2,800,000	Delaware Valley Finance Authority, Series B, 1.31%, 12/1/20(a)		2,800,000
1,000,000	Emmaus General Authority Revenue, 1.33%, 12/1/28(a)		1,000,000
10,800,000	Emmaus General Authority Revenue, Series G-18, 1.37%, 3/1/24(a)		10,800,000
625,000	Lancaster County HRB for Brethren Village, 1.37%, 6/15/20(a)		625,000
2,385,000	Lawrence County for Villa Maria, 1.34%, 7/1/33(a)		2,385,000
1,075,000	Lebanon County HCF for ECC Retirement Village, 1.37%, 10/15/25(a)		1,075,000
3,200,000	Lehigh County IDA, 1.30%, 12/1/15(a)		3,200,000
200,000	Montgomery County for Forge Gate Apartments, Series A, 1.30%, 8/15/31(a)		200,000
700,000	Montgomery County for Higher Ed. William Penn Charter, 1.37%, 9/15/31(a)		700,000
1,040,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 1.43%, 2/1/25(a)		1,040,000
445,000	Pennnsylvania HEFA for Temple University, 1.30%, 10/1/09(a)		445,000
400,000	Philadelphia IDR for Fox Chase Cancer Center Project, 1.35%, 7/1/25(a)		400,000
1,140,000	Philadelphia IDR for Interim House West, 1.43%, 9/1/26(a)		1,140,000
2,800,000	Schuylkill County IDA for Northeastern Power, 1.36%, 12/1/22(a)		2,800,000
770,000	Scranton-Lackawanna HWA for University of Scranton, 1.10%, 5/1/18(a)		770,000
3,115,000	Wilkens Area IDA for Fairview Extended Care, Series B, 1.34%, 1/1/21(a)		3,115,000
	3		45,849,000

	PUERTO RICO-0.2%
100,000	Puerto Rico Government Development Bank, 1.25%, 12/1/15(a)		100,000
848,000	Puerto Rico Highway & Transportation Authority, Series A, 1.32%, 7/1/28(a)		848,000
			948,000

	TENNESSEE-0.4%
695,000	Chattanooga IDA for Baylor School , 1.33%, 11/1/16(a)		695,000
1,770,000	Metropolitan Government Nashville & Davidson County IDA for YMCA, 1.33%,12/1/18(a)		1,770,000
			2,465,000

	TEXAS-2.3%
13,200,000	Harris County IDA for Baytank Houston, Inc., 1.33%, 2/1/20(a)		13,200,000

	UTAH-0.4%
2,000,000	Utah Transit Authority Sales Tax Revenue, Series B, 1.30%, 9/1/32(a)		2,000,000

	VIRGINIA-1.7%
300,000	Alexandria County IDA Pooled Loan, Series A, 1.37%, 7/1/26(a)		300,000
600,000	Alexandria Redev. HFA for Residential Care, Series B, 1.32%, 10/1/06(a)		600,000
45,000	Charlottesville IDA for Seminole, Series B, 1.35%, 12/1/13(a)		45,000
700,000	Chesapeake County IDA for Cheaspeake General Hospital, Series B, 1.33%, 7/1/31(a)		700,000
960,000	Hampton County MFH for Shoreline Apartments, 1.30%, 12/1/19(a)		960,000
675,000	Hampton County MFH for Avalon Apartments, 1.30%, 6/15/26(a)		675,000
535,000	Hanover County IDA for Covenent Woods, 1.33%, 7/1/29(a)		535,000
150,000	Henrico County EDA for Westminster Centerbury, Series B, 1.33%, 7/1/08(a)		150,000
500,000	James City & County IDA for Chambrel, 1.34%, 11/15/32(a)		500,000
300,000	Norfolk IDR for Hospital Facilities-Children, 1.33%, 6/1/20(a)		300,000
1,400,000	Peninsula Port Authority for Dominion Terminal, 1.34%, 7/1/16(a)		1,400,000
2,330,000	Roanoke IDA for Carilion Health Systems, Series-B, 1.35%, 7/1/27(a)		2,330,000
1,100,000	University of Virginia, Series A, 1.30%, 6/1/34(a)		1,100,000
			9,595,000

	WEST VIRGINIA-0.8%
4,640,000	Marshall County PCR for Ohio Power Co., Series E, 1.36%, 6/1/22(a)		4,640,000

	Total Investments (Cost $563,800,717)	99.3%	563,800,717
	Other Assets, Less Liabilities	0.7	5,192,190

	Net Assets	100.0%	$568,992,907

Security Type Abbreviations:

BAN -	Bond Anticipation Notes
CDA -	Community Development Authority
CFD -	Community Facility District
COP -	Certificate of Participation
DAR -	Development Authority Revenue Bonds
DFA -	Development Finance Agency
ECC -	Evangelical Congregation Church
ECFA -	Education Culture Facility Authority
EDA -	Economic Development Authority Revenue Bonds
EDC -	Economic Development Corporation
EFA -	Education Facilities Authority
ERN -	Economic Recovery Notes
GO -	General Obligation Bonds
HCF -	Health Care Facilities Revenue Bonds
HDA -	Hospital Development Authority
HDC -	Housing Development Corporation Bonds
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HRB -	Hospital Revenue Bonds
HWA -	Health and Welfare Authority
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
IFA -	Industrial Finance Authority
LGAC -	Local Government Assistance Corp.
MFH -	Multifamily Housing Revenue Bonds
MFHR -	Multifamily Facilities Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
MWFA -	Municipal Water Finance Authortiy
PCR -	Pollution Control Revenue Bonds
PFA -	Public Finance Authority
RAW -	Revenue Anticipation Warrants
TAN -	Tax Anticipation Notes
TRAN -	Tax Revenue Anticipation Notes
USD -	United School District
WDA -	Water Development Authority
WRA -	Water Resource Authority
WSR -	Water & Sewer System Revenue Bonds

(a)          Variable rate securities.  The interest rates shown are as reported on August 31, 2004, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)         Securities are collateralized by bank letters of credit or other credit agreements

Item 1.    Schedule of Investments

RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 99.4%		Value

$485,000	Alameda Contra Costa Capital Improvements, Series A, 1.35%, 6/1/22(a)		$485,000
495,000	Alameda Contra Costa Capital Improvements, Series F, 1.40%, 8/1/23(a)		495,000
3,720,000	California Infrastructure & Economic Development, Series A, 1.33%, 9/1/28(a)		3,720,000
870,000	California School Facilities for Capital Improvements, Series C, 1.33%, 7/1/22(a)		870,000
1,100,000	California Statewide CDA for Biola University, Series B, 1.31%, 10/1/32(a)		1,100,000
4,300,000	California Statewide CDA for Covenant Retirement Community, 1.32%, 12/1/25(a)		4,300,000
3,000,000	California Statewide CDA for Early Education Community Center COP, 1.35%, 9/1/31(a)		3,000,000
1,000,000	California Statewide CDA for House Ear Institute COP, 1.34%, 12/1/18(a)		1,000,000
4,600,000	California Water Department Reserve Powersupply, Series B-4, 1.32%, 5/1/22(a)		4,600,000
7,650,000	California Water Department Reserve Powersupply, Series B-6, 1.33%, 5/1/22(a)		7,650,000
4,498,000	California Water Department Reserve Powersupply, Series C-15, 1.34%, 5/1/22(a)		4,498,000
2,175,000	Chula Vista Charter City for Home Depot, Inc., 1.30%, 12/1/10(a)		2,175,000
1,800,000	Contra Costa County MFH for Delta Square Apt., 1.34%, 10/15/29(a)		1,800,000
2,500,000	Elsinore Valley for Water District COP, Series A, 1.32%, 7/1/29(a)		2,500,000
1,000,000	Fremont for Family Resource Center, Series 88, 1.32%, 8/1/30(a)		1,000,000
1,400,000	Fremont for Family Resource Center, Series 98, 1.32%, 8/1/28(a)		1,400,000
2,000,000	Fresno Sewer & Water, Series A, 1.32%, 9/1/25(a)		2,000,000
1,000,000	Hemet MFH for Sunwest Retirement, Series 99A, 1.34%, 1/1/25(a)		1,000,000
3,320,000	Irvine Improvement Bond Act of 1915 Assessment District 00-18, 1.33%, 9/2/26(a)		3,320,000
2,800,000	Irvine Improvement Bond Act of 1915 Assessment District 85-7, 1.33%, 9/2/11(a)		2,800,000
2,300,000	Irvine Ranch Water District Capital Improvements, 1.33%, 8/1/16(a)		2,300,000
15,000	Irvine Ranch Water District, Series 85, 1.33%, 10/1/05(a)		15,000
1,600,000	Irvine Ranch Water District, Series 85-B, 1.33%, 9/2/24(a)		1,600,000
3,800,000	Irvine Ranch Water District, Series A, 1.33%, 10/1/10(a)		3,800,000
900,000	Irvine Ranch Water District, Series B, 1.33%, 4/1/33(a)		900,000
900,000	Irvine Ranch Water District, Series B, 1.40%, 10/1/09(a)		900,000
2,200,000	Irvine Ranch Water District, Series B, 1.40%, 8/1/09(a)		2,200,000
1,100,000	Los Angeles MFHR for Malibu Meadow Project, Series 91-A, 1.34%, 4/15/28(a)		1,100,000
2,200,000	Orange County HDC for Capistrano Pointe, Series A, 1.34%, 12/1/29(a)		2,200,000
800,000	Orange County HDC for Florence Crittendoc Services, 1.28%, 3/1/16(a)		800,000
1,000,000	Orange County HDC for the Lakes Project, Series A, 1.34%, 12/1/06(a)		1,000,000
500,000	Orange County HDC for Trabuco Woods, 1.34%, 11/15/28(a)		500,000
1,300,000	Orange County MFH for Heritage, 1.30%, 5/1/22(a)		1,300,000
4,200,000	Orange County Sanitation Authority, 1.30%, 8/1/13(a)		4,200,000
1,700,000	Redlands USD for School Facility, 1.30%, 9/1/34(a)		1,700,000
5,000,000	Riverside CFD, Special Tax 88-4, 1.32%, 9/1/14(a)		5,000,000
400,000	Riverside County for Tyler Spring Apartments, Series C, 1.34%, 1/15/27(a)		400,000
5,000,000	Sacramento County Sanitation District Financing Authority, 1.28%, 12/1/30(a)		5,000,000
4,000,000	San Francisco Community Facilities for District 4, 1.35%, 8/1/31(a)		4,000,000
2,700,000	San Francisco MFHR for Filmore Center, Series B-1, 1.35%, 12/1/17(a)		2,700,000
800,000	San Leandro MFHR, 1.32%, 7/15/18(a)		800,000
1,458,868	Santa Ana USD, 1.32%, 7/1/15(a)		1,458,868
3,600,000	Stockton HCF for Dameron Hosp., Series A, 1.33%, 12/1/32(a)		3,600,000
3,000,000	Turlock Irrigation District for Transportation, Series A, 1.33%, 1/1/31(a)		3,000,000

	Total Investments (Cost $100,186,868)	99.4%	100,186,868
	Other Assets, Less Liabilities	0.6	558,695
	Net Assets	100.0%	$100,745,563

RESERVE TAX-EXEMPT TRUST - CONNECTICUT TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS-85.4%		Value
	CONNECTICUT - 81.0%

$1,000,000	Connecticut DAR for Independent Living, 1.33%, 7/1/15(a)		$1,000,000
1,000,000	Connecticut DAR for Pierce Memorial Baptist, 1.26%, 10/1/28(a)		1,000,000
1,000,000	Connecticut HEFA for Hotchkiss School, Series A, 1.29%, 7/1/30(a)		1,000,000
1,000,000	Connecticut HEFA for Klingberg Family Center, 1.32%, 7/1/32(a)		1,000,000
2,000,000	Connecticut HEFA for Raphael Hospital, Series J, 1.30%, 7/1/22(a)		2,000,000
115,000	Connecticut HEFA for United Methodist Homes, Series A, 1.31%, 7/01/31(a)		115,000
600,000	Connecticut HEFA for Yale University Series V-2, 1.38%, 7/1/37(a)		600,000
400,000	Connecticut HEFA for Yale University Series X-3, 1.31%, 7/1/37(a)		400,000
1,000,000	Connecticut HFA, Sub Series 4, 1.32%, 11/15/34(a)		1,000,000
1,040,000	Connecticut HFA, Sub Series D-3, 1.30%, 5/15/18(a)		1,040,000
2,000,000	Connecticut Special Tax Obligation for Transportation Infrastructure, 1.32%, 9/1/20(a)		2,000,000
2,000,000	Connecticut State GO, Series 1-A, 1.35%, 2/15/21(a)		2,000,000
1,000,000	Connecticut State GO, Series 97-B, 1.35%, 5/15/14(a)		1,000,000
1,000,000	Hartford Redev. Agency MHR for Underwood Towers Project, 1.32%, 6/1/20(a)		1,000,000
1,000,000	New Canaan Housing Authority for Village at Waveny Care Center, 1.31%, 1/1/22(a)		1,000,000
1,885,000	Shelton County HFA for Crosby Commons Project, 1.36%, 1/1/31(a)		1,885,000
			18,040,000

	PUERTO RICO - 4.4%

1,000,000	Puerto Rico Government Development Bank, 1.25%, 12/1/15(a)		1,000,000
			1,000,000

	Total Investments (Cost $19,040,000)	85.4%	19,040,000
	Other Assets, Less Liabilities	14.6	3,242,834
	Net Assets	100.0%	$22,282,834

RESERVE TAX-EXEMPT TRUST - FLORIDA TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 97.9%		Value

$2,100,000	Alachua County HFA for Oak Hammock University, 1.35%, 10/1/32(a)		$2,100,000
1,900,000	Broward County HFA for Jacaranda Village Apartments, 1.33%, 9/1/22(a)		1,900,000
1,600,000	Broward County HFA for Margate Project, 1.33%, 11/1/05(a)		1,600,000
2,000,000	Capital Finance Authority for Glenride Palmer Ranch, 1.35%, 6/1/12(a)		2,000,000
2,600,000	Collier County for Clevland Health Clinic, 1.35%, 1/1/35(a)		2,600,000
1,625,000	Dade County IDA for Dolphins Stadium, Series C, 1.35%, 1/1/16(a)		1,625,000
800,000	Dade County IDA for Florida Power & Light, 1.36%, 06/1/21(a)		800,000
1,800,000	Dade County Water Service, 1.28%, 10/5/22(a)		1,800,000
1,200,000	Duval County HFA for Lighthouse Bay Apartments, 1.32%, 12/1/32(a)		1,200,000
1,800,000	Florida HFA for Kings Colony, 1.39%, 8/1/06(a)		1,800,000
900,000	Florida HFA for River Oaks, Series 85-TT, 1.30%, 12/1/29(a)		900,000
1,000,000	Florida Housing Finance Corp for Reflections, Series 5, 1.34%, 7/1/31(a)		1,000,000
500,000	Florida State Municipal Power for Stanton Project, 1.35%, 10/1/19(a)		500,000
1,500,000	Lakeland County Energy System Revenue, 1.31%, 10/1/37(a)		1,500,000
1,385,000	Lee County IDA for Bonita Community Health Services, Series A, 1.34%, 12/1/29(a)		1,385,000
1,800,000	Lee County IDA HFA for Cypress Cove Healthpark, Series B, 1.34%, 10/1/07(a)		1,800,000
2,900,000	Manatee County PCR for Florida Power & Light, 1.33%, 9/1/24(a)		2,900,000
2,200,000	Orange County YMCA, Series A, 1.38%, 5/1/27(a)		2,200,000
1,700,000	Palm Beach County for Raymond F Kravis Center Project, 1.28%, 7/1/32(a)		1,700,000
3,200,000	Palm Beach County for School Board, Series B, 1.30%, 8/1/27 (a)		3,200,000
500,000	Palm Beach County for Norton Gallery School of Art, 1.30%, 5/1/30(a)		500,000
1,100,000	Pinellas County HFA, 1.33%, 11/1/15(a)		1,100,000
1,800,000	Pinellas County MFH for Foxbridge Apartments Series A, 1.34%, 6/15/25(a)		1,800,000
2,000,000	Port Orange for Palmer College, 1.33%, 10/1/32(a)		2,000,000
580,000	Putnam County Dev. Authority PCR for Florida Power & Light, 1.33%, 9/1/24(a)		580,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 1.52%, 2/1/11(a)		200,000
400,000	University of Florida Athletic Association Stadium Project, 1.40%, 2/1/20		400,000
400,000	University of North Florida Capital Improvements Project, 1.35%, 11/1/24(a)		400,000
535,000	Volusia County IDR for Easter Seal Society of Volusia, 1.43%, 9/1/21(a)		535,000

	Total Investments (Cost $42,025,000)	97.9%	42,025,000
	Other Assets, Less Liabilities	2.1	904,817
	Net Assets	100.0%	$42,929,817

RESERVE TAX-EXEMPT TRUST - MASSACHUSETTS TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 94.9%		Value

$1,800,000	Massachusetts DFA for Bedford Notre Dame Health Care, 1.40%, 10/1/29(a)		$1,800,000
800,000	Massachusetts DFA for Jewish High School Project, 1.32%, 6/1/32(a)		800,000
800,000	Massachusetts DFA for Smith College, 1.32%, 7/1/24(a)		800,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberry, 1.31%, 10/15/11(a)		800,000
900,000	Massachusetts GO, Series 97-B, 1.30%, 9/1/16(a)		900,000
800,000	Massachusetts HEFA for Berklee College Music, Series B, 1.25%, 10/1/27(a)		800,000
1,000,000	Massachusetts HEFA for Cap Asset Program, Series E, 1.36%, 1/1/35(a)		1,000,000
800,000	Massachusetts HEFA for Harvard University, Series Y, 1.32%, 7/1/35(a)		800,000
800,000	Massachusetts HEFA for MIT, Series J-2, 1.32%, 7/1/31(a)		800,000
800,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.32%, 11/1/30(a)		800,000
900,000	Massachusetts HEFA for Wellesley College, Series E, 1.34%, 7/1/22(a)		900,000
800,000	Massachusetts HEFA for Williams College, Series E, 1.33%, 8/1/14(a)		800,000
800,000	Massachusetts HFA for Multifamily Housing, 1.33%, 1/15/10(a)		800,000
800,000	Massachusetts IFA for Lowell Mills Association, Series 95, 1.34%, 12/1/20(a)		800,000
1,800,000	Massachusetts WRA, Series 99-B, 1.30%, 8/1/28(a)		1,800,000
1,800,000	Massachusetts WRA, Series C, 1.34%, 8/1/37(a)		1,800,000
800,000	Massachusetts WRA, Series D, 1.35%, 8/1/17(a)		800,000
900,000	Massachusetts WSR, Series A, 1.30% 11/01/24(a)		900,000

	Total Investments (Cost $17,900,000)	94.9%	17,900,000
	Other Assets, Less Liabilities	5.1	958,780
	Net Assets	100.0%	$18,858,780

RESERVE TAX-EXEMPT TRUST MICHIGAN TAX-EXEMPT  FUND

SCHEDULE OF INVESTMENTS - August 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 98.7%		Value
	MICHIGAN - 91.1%

$500,000	Detroit EDC for Water Front Reclamation, Series A, 1.33%, 5/1/09(a)		$500,000
125,000	Detroit EDC for Water Front Reclamation, Series C, 1.48%, 5/1/09(a)		125,000
400,000	Garden City Hospital Finance Authority, Series 96-A, 1.36%, 9/1/26(a)		400,000
500,000	Green Lake Township EDA for Interlocken Center, 1.30%, 6/1/27(a)		500,000
100,000	Jackson County EDC for Thrifty Leoni, Inc., 1.25%, 12/1/14(a)		100,000
500,000	Jackson County for Vista Grande Villa, Series A, 1.36%, 11/1/31(a)		500,000
1,000,000	Michigan HDA for Berrien Woods, Series A, 1.42%, 7/1/32(a)		1,000,000
500,000	Michigan HDA for Parks of Taylor Apt., Series A, 1.34%, 8/15/32(a)		500,000
1,000,000	Michigan HDA for Pine Ridge Oblig Ltd., 1.35%, 10/1/07(a)		1,000,000
1,000,000	Michigan HDA, Series B, 1.35%, 4/1/19(a)		1,000,000
300,000	Michigan State GO, Series A, 2.00%, 9/30/04(b)		300,225
400,000	Michigan State University Revenue, Series A, 1.35%, 8/15/32(a)		400,000
400,000	Michigan Strategic Fund for Henry Ford Museum Village, 1.33%, 12/1/33(a)		400,000
1,000,000	Michigan Strategic Fund for Holland Home, 1.35% 11/1/35(a)		1,000,000
1,000,000	Michigan Strategic Fund for Peachwood Center Association, 1.33%, 6/1/16(a)		1,000,000
500,000	Oakland University, 1.32%, 3/1/31(a)		500,000
400,000	Woodhaven Brownstown Michigan School District GO, Series B, 1.50%, 5/1/34(b)		400,225
			9,625,450

	PUERTO RICO - 7.6%

400,000	Puerto Rico Government Development Bank, 1.25%, 12/1/15(a)		400,000
400,000	Puerto Rico Highway & Transportation Authority, Series A, 1.32%, 7/1/28(a)		400,000
			800,000

	Total Investments (Cost $10,425,450)	98.7%	10,425,450
	Other Assets, Less Liabilities	1.3	136,833
	Net Assets	100.0%	$10,562,283

RESERVE TAX-EXEMPT TRUST - NEW JERSEY TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-August 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 89.8%		Value

$2,500,000	Atlantic County Pooled Government Loan Program, 1.33%, 7/1/26(a)		$2,500,000
500,000	Essex County Improvement Authority for the Children’s Institute, 1.41%, 2/1/20(a)		500,000
2,400,000	Jersey City IDA for Dixon Mills Apartments, 1.33%, 5/15/30(a)		2,400,000
4,000,000	New Jersey EDA for Bayonne Dock, 1.34%, 12/1/27(a)		4,000,000
400,000	New Jersey EDA for Catholic Community Services, 1.41%, 11/1/13(a)		400,000
2,200,000	New Jersey EDA for Church & Dwight, 1.33%, 12/1/08(a)		2,200,000
2,000,000	New Jersey EDA for Crowley Liner, 1.30%, 4/1/13(a)		2,000,000
880,000	New Jersey EDA for Economic Growth, Series F, 1.33%, 8/1/14(a)		880,000
4,800,000	New Jersey EDA for Foreign Trade, Series 98, 1.36%, 12/1/07(a)		4,800,000
4,050,000	New Jersey EDA for International Drive Partners, 1.30%, 9/1/05(a)		4,050,000
600,000	New Jersey EDA for Princeton University, Series B, 1.38%, 7/1/21(a)		600,000
1,850,000	New Jersey EDA for RJB Associates, ERN, 1.27%, 8/1/08(a)		1,850,000
600,000	New Jersey EDA for Stolthaven, Series A, 1.28%, 1/15/18(a)		600,000
1,500,000	New Jersey EDA for US Golf Association, 1.27%, 5/1/23(a)		1,500,000
1,900,000	New Jersey EFA for Princeton University, Series B, 1.24%, 7/1/22(a)		1,900,000
1,050,000	New Jersey HCF for Christ Hospital, Series A-2, 1.27%, 7/1/13(a)		1,050,000
1,400,000	New Jersey HCF for Community Hospital Group, Series A-1, 1.31%, 7/1/20(a)		1,400,000
1,100,000	New Jersey HCF for Saint Barnabas, Series 2001-A, 1.30%, 7/1/31(a)		1,100,000
2,600,000	New Jersey Sports Authority Expo, Series C, 1.30%, 9/1/24(a)		2,600,000
3,450,000	New Jersey Turnpike Authority, Series 91-D, 1.28%, 1/1/18(a)		3,450,000
5,000,000	New Jersey Turnpike Authority, Series C-1, 1.34%, 1/1/24(a)		5,000,000
2,500,000	Port Authority of New York & New Jersey Special Obligation Revenue, 1.34%, 6/1/20(a)		2,500,000
1,400,000	Port Authority of New York & New Jersey Special Obligation Revenue, 1.34%, 8/1/24(a)		1,400,000

	Total Investments (Cost $48,680,000)	89.8%	48,680,000
	Other Assets, Less Liabilities	10.2	5,527,182
	Net Assets	100.0%	$54,207,182

RESERVE TAX-EXEMPT TRUST - OHIO TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 96.8%		Value

$500,000	Akron Bath Copley HDR for Summa Health System, Series B, 1.34%, 11/1/34(a)		$500,000
375,000	Allen County HCF for Mennonite Home, 1.32%, 2/1/18(a)		375,000
800,000	Butler County HCF for Lifesphere, 1.35%, 5/1/27(a)		800,000
500,000	Cleveland Airport Systems Revenue, Series C, 1.35%, 1/1/31(a)		500,000
500,000	Cleveland Income Tax Revenue, 1.27%, 5/15/24(a)		500,000
500,000	Clinton County for Wilmington Airport, 1.33%, 6/1/11(a)		500,000
500,000	Columbus Tax Increment for Brewery District, Series B, 1.32%, 8/1/22(a)		500,000
500,000	Cuyahoga County for Cleveland Health Education Museum, 1.34%, 3/1/32(a)		500,000
550,000	Cuyahoga County for S&R Playhouse, 1.25%, 12/1/09(a)		550,000
500,000	Cuyahoga County HCF for Devon Oaks, 1.33%, 2/1/34(a)		500,000
900,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 1.36%, 7/1/31(a)		900,000
550,000	Evandale County IDR for SHV Realty Inc., 1.30%, 9/1/15(a)		550,000
200,000	Franklin County Community HSY Network, 1.34%, 12/1/20(a)		200,000
500,000	Franklin County Hospital Revenue for U.S. Health Corp., Series A, 1.30%, 12/1/21(a)		500,000
500,000	Greene County IDA for Fairview, Series B, 1.34%, 1/1/11(a)		500,000
500,000	Hamilton County HRB for Alliance Health, Series A, 1.27%, 1/1/18(a)		500,000
295,000	Indian Hill EDA for Cincinnati Country Day School, 1.37%, 5/1/19(a)		295,000
500,000	Licking County HCF, 1.33%, 11/1/33(a)		500,000
500,000	Ohio Air Quality DAR for Columbus Southern, Series C, 1.33%, 12/1/38(a)		500,000
500,000	Ohio WDA PCR for Cleveland Electric, Series B, 1.35%, 8/1/20(a)		500,000
500,000	Ottawa County HRB for Luther Home of Mercy, 1.44%, 10/1/17(a)		500,000
500,000	Toledo City Services Special Assessment, 1.35%, 12/1/06(a)		500,000

	Total Investments (Cost $11,170,000)	96.8%	11,170,000
	Other Assets, Less Liabilities	3.2	370,797
	Net Assets	100.0%	$11,540,797

RESERVE TAX-EXEMPT TRUST - PENNSYLVANIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS-AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 100.0%		Value

$1,000,000	Allegheny HDA for Dialysis Clinic, 1.33%, 12/1/19(a)		$1,000,000
700,000	Allegheny HDA for Presbyterian University Hospital, Series B-3, 1.35%, 3/1/18(a)		700,000
1,900,000	Allegheny IDA for UPMC Health Systems, Series C, 1.34%, 3/1/15(a)		1,900,000
995,000	Berks County IDR for Visiting Nurse Services, Series A, 1.43 to 1.58%, 12/1/15(a)		995,000
1,785,000	Blair County IDR for Village of Penn State, Series C, 1.27%, 1/1/11(a)		1,785,000
2,100,000	Bucks County IDA, 1.30%, 7/1/15(a)		2,100,000
2,400,000	Bucks County IDA, 1.34%, 5/1/33(a)		2,400,000
2,000,000	Chester County HEFA for Simpsons Meadows, 1.35%, 10/1/30(a)		2,000,000
1,230,000	Chester County IDA for Archdiocese of Philadelphia, 1.37%, 7/1/31(a)		1,230,000
1,000,000	Delaware County IDA for Scotfoam Corp., 1.30%, 10/1/05(a)		1,000,000
1,200,000	Delaware County IDR for Sun, Inc., 1.30%, 11/1/33(a)		1,200,000
500,000	Delaware Valley Finance Authority, Series 85-A, 1.31%, 12/1/19(a)		500,000
500,000	Delaware Valley Finance Authority, Series A, 1.31%, 12/1/17(a)		500,000
1,200,000	Delaware Valley Finance Authority, Series B, 1.31%, 12/1/20(a)		1,200,000
2,200,000	Emmaus General Authority Revenue, Series G-18, 1.37%, 3/1/24(a)		2,200,000
2,000,000	Lancaster County HRB for Brethren Village, 1.37%, 6/15/20(a)		2,000,000
2,200,000	Lebanon County HCF for ECC Retirement Village, 1.37%, 10/15/25(a)		2,200,000
2,200,000	Lehigh County IDA, 1.30%, 12/1/15(a)		2,200,000
1,300,000	Montgomery County Higher Education & Health Authority, 1.37%, 9/15/31(a)		1,300,000
430,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 1.43%, 2/1/25(a)		430,000
2,100,000	Montgomery County, Kingswood Apts. Series A, 1.30%, 8/15/31(a)		2,100,000
2,200,000	Pennsylvania HEFA for Temple University, 1.30%, 10/1/09(a)		2,200,000
1,645,000	Philadelphia Housing Revenue Authority, Series A, 1.38%, 6/1/25(a)		1,645,000
1,500,000	Philadelphia IDR for Fox Chase Cancer Center Project, 1.35%, 7/1/25(a)		1,500,000
2,200,000	Schuylkill County IDA for Northeastern Power, 1.36%, 12/1/22(a)		2,200,000
1,000,000	Scranton Redevelopment Authority Revenue for Parking Facility, 1.37%, 06/1/33 (a)		1,000,000
1,900,000	Scranton-Lackawanna Health & Welfare Authority for Univ. of Scranton, RAW, 1.10%, 5/1/18(b)		1,900,000
2,200,000	Wilkins Area IDA for Fairview Extended Care, Series B, 1.34%, 1/1/21(a)		2,200,000

	Total Investments (Cost $43,585,000)	100.0%	43,585,000
	Other Assets, Less Liabilities		31,425
	Net Assets	100.0%	$43,553,575

RESERVE TAX-EXEMPT TRUST - VIRGINIA TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS-AUGUST 31, 2004 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS - 87.3%		Value
	VIRGINIA - 82.5%

$1,000,000	Alexandria County IDR, Pooled Loan Program, Series A, 1.33%, 7/1/26(a)		$1,000,000
1,000,000	Arlington County Virginia Rev for Ballston Public Parking, 1.32%, 8/01/17(a)		1,000,000
1,000,000	Charlottesville IDA for Seminole, Series B, 1.35%, 12/1/13(a)		1,000,000
500,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 1.33%, 7/1/31(a)		500,000
500,000	Hampton MFH for Avalon, 1.30%, 6/15/26(a)		500,000
500,000	Hampton MFH for Shoreline Apartments, 1.30%, 12/1/19(a)		500,000
1,000,000	Henrico County EDA for Westminster Centerbury, Series B, 1.33%, 7/1/08(a)		1,000,000
1,000,000	James City County IDA for Chambrel, 1.34%, 11/15/32(a)		1,000,000
500,000	Norfolk IDR for Hospital Facilities-Children, 1.33%, 6/1/20(a)		500,000
500,000	Peninsula Port Authority for Dominion Terminal, 1.34%, 7/1/16(a)		500,000
500,000	Roanoke IDA for Carilion Health Systems, Series B, 1.35%, 7/1/27(a)		500,000
500,000	University of Virginia Revenue, Series A, 1.30%, 6/1/34(a)		500,000
			8,500,000

	PUERTO RICO - 4.8%

500,000	Puerto Rico Highway & Transportation Authority, Series A, 1.32%, 7/1/28(a)		500,000
			500,000

	Total Investments (Cost $9,000,000)	87.3%	9,000,000
	Other Assets, Less Liabilities	12.7	1,307,778
	Net Assets	100.0%	$10,307,778

Item 2.                     Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                     Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Tax-Exempt Trust
By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

Date October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

By (Signature and Title)*	/s/ Arthur Bent
Arthur Bent
Treasurer and Chief Financial Officer

Date October 29, 2004

*  Print the name and title of each signing officer under his or her signature.